UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

MAXIM SERIES FUND, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2010

ITEM 1.	REPORTS TO STOCKHOLDERS

MAXIM SERIES FUND, INC.

Maxim Short Duration Bond Portfolio

Annual Report

December 31, 2010

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Portfolio. Such offering is made only by the prospectus of the Portfolio, which include details as to offering price and other information.

Management Discussion

Maxim Short Duration Bond Portfolio was structured to reflect expectations for an ongoing recovery in the capital markets, uncertainty relative to the scope and impact of government programs and flat interest rates at the short end of the U.S. Treasury yield curve. In 2010, cash flows were focused on increasing corporate credit and CMBS exposure, relative to decreases in Agency MBS; this strategy is expected to continue in 2011. Though pricing has improved, CMBS remains undervalued, and the positions taken last year remain in place in the Portfolio. Portfolio duration was maintained long relative to the duration of the benchmark (Barclays Capital 1-3 Year Credit Bond Index) (+0.66) in 2010.

Relative to the Morningstar Short-Term Bond Category, the Portfolio performed exceptionally well, generating excess returns of 338 basis points or 3.38%. The key factors driving the outperformance of the Portfolio were long duration, and an allocation to CMBS, ABS and MBS. Each of these sectors outperformed short corporate credit in 2010. The Portfolio decreased the MBS allocation through the second half of 2010 in favor of increasing corporate bond and CMBS exposure. This strategy worked well as short corporate credit and CMBS outperformed MBS through the second half of the year. The Portfolio allocation to out of benchmark sectors was generally positive for the year, with MBS being the exception in the second half of 2010. The Portfolio’s overall duration of 2.6 remains higher than the benchmark’s duration of 1.9. Scaling back duration overweights, and further reducing the Portfolio’s weighting in MBS, were implemented in 4Q10, and are key strategic initiatives for 2011.

Liquidity, along with investor confidence and risk tolerance, continued to increase in the capital markets through the year, leading to sharply tighter spreads across asset classes. In general, spreads are now close to long-term historical levels. CMBS and credit RMBS have the most spread tightening potential relative to historical averages.

Opportunistic asset class additions to Portfolio holdings at distressed prices that are out of line with fundamental valuations were tactical trades of 2009 and to a lesser extent, 2010. These market dislocations are unlikely to be repeated. Rather, identifying relative value, fundamental credit analyses, and correctly developing themes around the ongoing economic recovery, magnitude of policy support and the direction of interest rates will collectively be the premise upon which strategy is developed and implemented, driving performance in 2011. Modification of Portfolio characteristics will be dependent on the strength of the economic data/recovery. Core weightings in credit and CMBS are anticipated, along with opportunistic additions to positions in MBS, ABS, and Government debt. Driven by slow positive economic growth and the timing of the credit cycle, exposure to credit will be targeted to issuers who will outperform cyclically. The Portfolio will be well positioned for rising interest rates and improving corporate and consumer fundamentals.

The views and opinions in this report were current as of December 31, 2010 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Portfolio holdings are subject to change at any time.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Portfolio over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Portfolio’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Portfolio	Barclays Capital 1-3 Year Credit Bond Index
	10,000.00	10,000.00
2001	10,791.00	10,915.00
2002	11,455.73	11,673.16
2003	11,824.60	12,218.29
2004	12,075.28	12,439.44
2005	12,391.65	12,674.55
2006	13,107.89	13,265.18
2007	13,729.21	14,171.19
2008	13,774.51	14,214.28
2009	15,154.72	15,861.71
2010	16,245.19	16,519.97

Average Annual Total Returns for the Periods Ended December 31, 2010

One Year	Five Years	Ten Years
7.20%	5.57%	4.97%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Moody’s Rating as of December 31, 2010

Moody’s Rating	% of Portfolio Investments
AAA	49.60%
AA	8.92%
A	14.17%
BAA	18.45%
BA	2.64%
B	0.38%
P-1	2.60%
Not Rated	3.24%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2010 to December 31, 2010).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(07/01/10)	(12/31/10)	(07/01/10 - 12/31/10)

Actual	$ 1,000.00	$ 1,020.08	$ 3.06

Hypothetical

(5% return before expenses)	$ 1,000.00	$ 1,022.18	$ 3.06

*Expenses are equal to the Portfolio’s annualized expense ratio of 0.60%, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

MAXIM SERIES FUND, INC.

Financial Reports for the Year Ended December 31, 2010

Maxim Short Duration Bond Portfolio

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2010

BONDS

Par Value ($)		Value ($)

Aerospace & Defense — 0.93%
250,000	Boeing Co	274,245
	5.00% March 15, 2014
250,000	ITT Corp	268,390
	4.90% May 1, 2014
		$542,635

Agency - Pass Through — 7.66%
82,318	Fannie Mae *	85,517
	2.58% March 1, 2034
166,090	Fannie Mae	192,085
	8.00% October 1, 2030
300,259	Fannie Mae	317,569
	5.00% September 1, 2033
747,340	Fannie Mae	783,773
	4.50% May 1, 2024
499,007	Fannie Mae	544,561
	6.00% October 1, 2035
617,144	Freddie Mac	670,714
	6.00% August 1, 2037
701,729	Freddie Mac	734,184
	4.50% May 1, 2024
454,818	Freddie Mac	487,721
	5.50% July 1, 2023
333,878	Freddie Mac *	352,646
	6.02% October 1, 2036
281,199	Freddie Mac	312,758
	6.50% July 1, 2036
		$4,481,528

Agency Asset Backed — 0.67%
46,370	Fannie Mae *	45,942
	Series 2004-T9 Class A1
	0.40% April 25, 2035
334,139	Fannie Mae	344,946
	Series 2003-T4 Class 2A6
	4.76% July 26, 2033
		$390,888

Agency Mortgage Backed — 6.21%
352,026	Fannie Mae *	351,617
	Series 2004-90 Class F
	0.51% November 25, 2034
141,963	Freddie Mac *	142,032
	Series 3032 Class FP
	0.56% August 15, 2035

149,916	Freddie Mac	151,302
	Series R007 Class AC
	5.88% May 15, 2016
688,076	Freddie Mac *	689,339
	Series 2637 Class FA
	0.66% June 15, 2018
237,740	Freddie Mac	242,353
	Series R001 Class AE
	4.38% April 15, 2015
492,064	NCUA Guaranteed Notes	482,059
	Series 2010-C1 Class A1
	1.60% October 29, 2020
1,371,371	US Department of Veterans Affairs	1,576,648
	Series 1996-3 Class 1Z
	6.75% September 15, 2026
		$3,635,350

Agriculture — 0.43%
250,000	Corn Products International Inc	250,761
	3.20% November 1, 2015
		$250,761

Banks — 2.60%
1,000,000	UBS AG	1,008,534
	2.25% August 12, 2013
250,000	US Bancorp	254,703
	2.13% February 15, 2013
250,000	Wells Fargo & Co	259,236
	3.63% April 15, 2015
		$1,522,473

Biotechnology — 0.44%
250,000	Genzyme Corp	256,659
	3.63% June 15, 2015
		$256,659

Broadcast/Media — 1.85%
250,000	Comcast Corp	281,020
	5.85% November 15, 2015
250,000	DIRECTV Holdings LLC	246,666
	3.13% February 15, 2016
250,000	News America Holdings Inc	288,124
	9.25% February 1, 2013
250,000	Viacom Inc	266,155
	4.38% September 15, 2014
		$1,081,965

Chemicals — 1.77%
250,000	Chevron Phillips Chemical Co LLC †	283,416
	7.00% June 15, 2014
250,000	Dow Chemical Co	240,112
	2.50% February 15, 2016
250,000	Potash Corp of Saskatchewan Inc	273,368
	5.25% May 15, 2014
250,000	PPG Industries Inc	237,326
	1.90% January 15, 2016
		$1,034,222

Commercial Mortgage Backed — 16.72%
765,000	Bear Stearns Commercial Mortgage Securities Inc	804,287
	Series 2003-T10 Class A2
	4.74% March 13, 2040
48,050	Bear Stearns Commercial Mortgage Securities Inc *	50,541
	Series 2005-T20 Class AAB
	5.13% October 12, 2042
855,000	Bear Stearns Commercial Mortgage Securities Inc	866,084
	Series 2004-PWR5 Class A3
	4.57% July 11, 2042
100,000	Bear Stearns Commercial Mortgage Securities Inc *	107,533
	Series 2004-PWR4 Class A3
	5.47% June 11, 2041
225,000	Bear Stearns Commercial Mortgage Securities Inc *	233,963
	Series 2002-PBW1 Class A2
	4.72% November 11, 2035
150,000	GE Capital Commercial Mortgage Corp	156,820
	Series 2004-C1 Class A3
	4.60% November 10, 2038
49,389	GMAC Commercial Mortgage Securities Inc	51,284
	Series 2003-C3 Class A3
	4.65% April 10, 2040
500,000	Greenwich Capital Commercial Funding Corp	532,030
	Series 2003-C Class A4
	4.92% January 5, 2036
244,000	JP Morgan Chase Commercial Mortgage Securities Corp	248,044
	Series 2004-CBX Class A4
	4.53% January 12, 2037
300,000	JP Morgan Chase Commercial Mortgage Securities Corp	310,967
	Series 2004-CBX Class A5
	4.65% January 12, 2037
250,000	JP Morgan Chase Commercial Mortgage Securities Corp	261,215
	Series 2005-LDP2 Class A4
	4.74% July 15, 2042
590,000	JP Morgan Chase Commercial Mortgage Securities Corp	623,465
	Series 2002-C3 Class A2
	4.99% July 12, 2035
240,104	JP Morgan Chase Commercial Mortgage Securities Corp	243,655
	Series 2004-CB8 Class A3
	4.01% January 12, 2039
295,176	JP Morgan Chase Commercial Mortgage Securities Corp †	300,808
	Series 2004-CB8 Class A1A
	4.16% January 12, 2039
500,000	JP Morgan Chase Commercial Mortgage Securities Corp *	532,160
	Series 2004-C2 Class A3
	5.23% May 15, 2041
30,006	Morgan Stanley Capital I	30,187
	Series 2006-T23 Class A1
	5.68% August 12, 2041
500,000	Morgan Stanley Capital I *	534,021
	Series 2004-IQ7 Class A4
	5.40% June 15, 2038
489,907	Morgan Stanley Capital I	514,865
	Series 2005-IQ10 Class AAB
	5.18% September 15, 2042
500,000	Morgan Stanley Capital I *	533,194
	Series 2006-T21 Class A4
	5.16% October 12, 2052

325,000	Morgan Stanley Dean Witter Capital I	345,597
	Series 2003-T11 Class A4
	5.15% June 13, 2041
250,000	Morgan Stanley Dean Witter Capital I	261,447
	Series 2003-TOP9 Class A2
	4.74% November 13, 2036
500,000	Morgan Stanley Dean Witter Capital I	527,470
	Series 2003-HQ2 Class A2
	4.92% March 12, 2035
403,755	Morgan Stanley Dean Witter Capital I	409,608
	Series 2001-TOP3 Class A4
	6.39% July 15, 2033
930,425	Salomon Brothers Mortgage Securities VII	933,806
	Series 2001-C1 Class A3
	6.43% December 18, 2035
123,209	Wachovia Bank Commercial Mortgage Trust *	124,119
	Series 2003-C6 Class A3
	4.96% August 15, 2035
248,645	Wells Fargo Commercial Mortgage Trust †	249,125
	Series 2010-C1 Class A1
	3.35% November 15, 2043
		$9,786,295

Computer Hardware & Systems — 0.48%
250,000	Hewlett-Packard Co	283,106
	6.13% March 1, 2014
		$283,106

Computer Software & Services — 0.82%
500,000	eBay Inc	479,763
	1.63% October 15, 2015
		$479,763

Cosmetics & Personal Care — 0.47%
250,000	Avon Products Inc	277,017
	5.63% March 1, 2014
		$277,017

Electric Companies — 1.90%
500,000	Duke Energy Carolinas LLC	560,107
	5.75% November 15, 2013
250,000	PECO Energy Co	274,221
	5.00% October 1, 2014
250,000	Westar Energy Inc	278,342
	6.00% July 1, 2014
		$1,112,670

Electronic Instruments & Equipment — 0.43%
250,000	Agilent Technologies Inc	252,931
	2.50% July 15, 2013
		$252,931

Financial Services — 3.16%
250,000	Bank of America Corp	247,841
	3.70% September 1, 2015
250,000	Bank of America Corp	254,084
	4.50% April 1, 2015

250,000	Citigroup Inc	276,302
	6.38% August 12, 2014
250,000	Citigroup Inc	265,263
	5.13% May 5, 2014
250,000	CME Group Inc	276,812
	5.75% February 15, 2014
250,000	JPMorgan Chase Bank NA	273,427
	5.88% June 13, 2016
250,000	NASDAQ OMX Group Inc	254,458
	4.00% January 15, 2015
		$1,848,187

Food & Beverages — 3.24%
250,000	Anheuser-Busch InBev Worldwide Inc	258,044
	3.63% April 15, 2015
250,000	Anheuser-Busch InBev Worldwide Inc †	285,899
	7.20% January 15, 2014
250,000	Bottling Group LLC	289,703
	6.95% March 15, 2014
250,000	Coca-Cola Enterprises Inc	291,433
	7.38% March 3, 2014
250,000	Kraft Foods Inc	284,985
	6.75% February 19, 2014
250,000	Wal-Mart Stores Inc	239,463
	1.50% October 25, 2015
250,000	Woolworths Ltd †	246,915
	2.55% September 22, 2015
		$1,896,442

Foreign Banks — 3.89%
250,000	Bank of Nova Scotia	259,478
	3.40% January 22, 2015
250,000	Bank of Nova Scotia	254,553
	2.25% January 22, 2013
250,000	Barclays Bank PLC	270,021
	5.20% July 10, 2014
500,000	Canadian Imperial Bank of Commerce †	502,726
	2.60% July 2, 2015
250,000	Credit Agricole SA †	251,660
	3.50% April 13, 2015
250,000	Rabobank Nederland	241,776
	2.13% October 13, 2015
250,000	Royal Bank of Canada	250,505
	2.63% December 15, 2015
250,000	Toronto-Dominion Bank †	245,919
	2.20% July 29, 2015
		$2,276,638

Health Care Related — 1.34%
250,000	Express Scripts Inc	263,864
	5.25% June 15, 2012
250,000	Laboratory Corp of America Holdings	247,075
	3.13% May 15, 2016
250,000	Roche Holdings Inc †	273,768
	5.00% March 1, 2014
		$784,707

Insurance Related — 1.35%
250,000	Berkshire Hathaway Inc	257,970
	3.20% February 11, 2015
250,000	Principal Life Income Funding Trust	268,947
	5.30% December 14, 2012
250,000	Prudential Financial Inc	264,496
	4.75% September 17, 2015
		$791,413

Investment Bank/Brokerage Firm — 2.67%
250,000	Charles Schwab Corp	271,858
	4.95% June 1, 2014
250,000	Goldman Sachs Group Inc	258,001
	3.63% August 1, 2012
250,000	Goldman Sachs Group Inc	268,596
	5.13% January 15, 2015
250,000	Morgan Stanley	270,120
	6.00% May 13, 2014
250,000	Nomura Holdings Inc	260,648
	5.00% March 4, 2015
215,000	Xstrata Finance Canada Ltd †	235,842
	5.80% November 15, 2016
		$1,565,065

Leisure & Entertainment — 0.46%
250,000	Hasbro Inc	271,142
	6.13% May 15, 2014
		$271,142

Medical Products — 0.93%
250,000	Beckman Coulter Inc	272,836
	6.00% June 1, 2015
250,000	CareFusion Corp	270,235
	5.13% August 1, 2014
		$543,071

Miscellaneous — 0.42%
250,000	Dun & Bradstreet Corp	244,383
	2.88% November 15, 2015
		$244,383

Office Equipment & Supplies — 0.46%
250,000	Xerox Corp	270,965
	5.65% May 15, 2013
		$270,965

Oil & Gas — 3.68%
250,000	ConocoPhillips	271,566
	4.75% February 1, 2014
250,000	EOG Resources Inc	244,375
	2.50% February 1, 2016
250,000	Gulfstream Natural Gas System LLC †	291,717
	6.95% June 1, 2016
250,000	Hess Corp	284,514
	7.00% February 15, 2014
250,000	Husky Energy Inc	274,748
	5.90% June 15, 2014

212,275	Kern River Funding Corp †	219,023
	4.89% April 30, 2018
250,000	Marathon Oil Corp	281,430
	6.50% February 15, 2014
250,000	Sunoco Logistics Partners Operations LP	287,640
	8.75% February 15, 2014
		$2,155,013

Other Asset-Backed — 13.19%
1,000,000	ACE Securities Corp †	739,466
	Series 2007-D1 Class A2
	6.34% February 25, 2038
500,000	AESOP Funding II LLC †	488,291
	Series 2010-5A Class A
	3.15% March 20, 2017
260,000	AESOP Funding II LLC †	273,872
	Series 2010-3A Class A
	4.64% May 20, 2016
1,000,000	AESOP Funding II LLC †	1,032,718
	Series 2010-2A Class A
	3.63% August 20, 2014
100,000	Citibank Credit Card Issuance Trust	107,333
	Series 2003-A7 Class A7
	4.15% July 7, 2017
500,000	CNH Equipment Trust	515,210
	Series 2009-C Class A4
	3.00% August 15, 2015
205,424	Equity One ABS Inc	204,776
	Series 2004-1 Class AF6
	4.21% April 25, 2034
1,162,578	GMAC Mortgage Corp Loan Trust #	671,025
	Series 2007 Class A3
	6.19% December 25, 2037
500,000	Harley-Davidson Motorcycle Trust	525,767
	Series 2009-1 Class A4
	4.55% January 15, 2017
480,000	Hertz Vehicle Financing LLC †	521,355
	Series 2009-2A Class A2
	5.29% March 25, 2016
250,000	Honda Auto Receivables Owner Trust	259,708
	Series 2009-3 Class A4
	3.30% September 15, 2015
250,000	Household Home Equity Loan Trust	260,043
	Series 2006-4 Class A3F
	5.30% March 20, 2036
113,225	Household Home Equity Loan Trust	113,911
	Series 2006-3 Class A2F
	5.66% March 20, 2036
10,903	John Deere Owner Trust	11,009
	Series 2009-A Class A3
	2.59% October 15, 2013
250,000	John Deere Owner Trust	260,402
	Series 2009-A Class A
	3.96% May 15, 2016
228,716	Residential Funding Mortgage Securities II Inc *	219,884
	Series 2007-HSA3 Class AI3
	6.03% May 25, 2037

250,000	Residential Funding Mortgage Securities II Inc	236,243
	Series 2006-HI2 Class A3
	5.79% February 25, 2036
730,000	Residential Funding Mortgage Securities II Inc	619,359
	Series 2006-HI5 Class A3
	5.50% August 25, 2025
397,230	Wells Fargo Home Equity Trust *	401,630
	Series 2004-2 Class AI5
	4.89% May 25, 2034
250,000	World Omni Auto Receivables Trust	255,196
	Series 2010-A Class A4
	2.21% September 15, 2013
		$7,717,198

Personal Loans — 2.21%
250,000	American Express Co	284,807
	7.25% May 20, 2014
250,000	American Express Credit Corp	281,714
	7.30% August 20, 2013
170,000	American Express Credit Corp	184,172
	5.30% December 2, 2015
250,000	American Honda Finance Corp †	282,832
	6.70% October 1, 2013
250,000	Toyota Motor Credit Corp	258,235
	3.20% June 17, 2015
		$1,291,760

Pollution Control — 0.49%
250,000	Waste Management Inc	284,593
	6.38% March 11, 2015
		$284,593

Printing & Publishing — 0.47%
250,000	Thomson Reuters Corp	277,526
	5.95% July 15, 2013
		$277,526

Railroads — 0.49%
250,000	Burlington Northern Santa Fe LLC	285,696
	7.00% February 1, 2014
		$285,696

Real Estate — 1.31%
250,000	Duke Realty LP	263,501
	5.40% August 15, 2014
217,000	Liberty Property LP	231,502
	6.38% August 15, 2012
250,000	Simon Property Group LP	271,350
	5.10% June 15, 2015
		$766,353

Retail — 0.45%
247,105	CVS Caremark Corp †	261,314
	7.77% January 10, 2012
		$261,314

Specialized Services — 1.74%
250,000	BP Capital Markets PLC	249,828
	3.13% October 1, 2015
255,000	Equifax Inc	268,402
	4.45% December 1, 2014
250,000	Fiserv Inc	247,545
	3.13% October 1, 2015
250,000	Pearson Funding Two PLC †	253,843
	4.00% May 17, 2016
		$1,019,618

Telephone & Telecommunications — 0.47%
250,000	Cellco Partnership	275,677
	5.55% February 1, 2014
		$275,677

Transportation — 0.49%
250,000	Ryder System Inc	286,724
	7.20% September 1, 2015
		$286,724

U.S. Government — 4.35%
250,000	United States of America T-Note	242,949
	1.38% November 30, 2015
250,000	United States of America T-Note	246,777
	0.50% November 15, 2013
1,750,000	United States of America T-Note	1,811,387
	2.38% October 31, 2014
250,000	United States of America T-Note	242,559
	1.25% September 30, 2015
		$2,543,672

Whole Loan — 0.20%
116,896	Countrywide Home Loans *	114,378
	Series 2003-15 Class 1A1
	0.76% June 25, 2018
		$114,378

TOTAL BONDS — 90.84%		$53,159,798
(Cost $51,936,856)

SHORT-TERM INVESTMENTS Par Value ($)		Value ($)

3,104,000	Federal Home Loan Bank	3,104,000
	0.00% January 3, 2011

Repurchase Agreement

1,500,000	Undivided interest of 6.00% in a repurchase agreement (Principal Amount/Value $25,000,000 with a maturity value of $25,000,174) with Credit Suisse, 0.05%, dated 12/29/10, to be repurchased at $1,500,010 on 1/3/11, collateralized by U.S. Treasury, 1.00%, 12/31/11, with a value of $25,501,197.	1,500,000

TOTAL SHORT-TERM INVESTMENTS — 7.87%		$4,604,000
(Cost $4,604,000)

TOTAL INVESTMENTS — 98.71%	$57,763,798
(Cost $56,540,856)

OTHER ASSETS & LIABILITIES — 1.29%	$755,803

TOTAL NET ASSETS — 100%	$58,519,601

Legend

*	Interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2010.
†	Securities are registered pursuant to Rule 144A and may be deemed restricted for resale.
#	Illiquid security

Management determines the Portfolio’s industry classifications using one or more widely recognized market indexes or ratings group indexes. Industries are shown as a percent of total net assets. These industry classifications are unaudited.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 2010

ASSETS:
Investments in securities, market value (1)	$57,763,798
Cash	16,905
Interest receivable	390,644
Subscriptions receivable	454,517
Receivable for investments sold	149,480

Total assets	58,775,344

LIABILITIES:
Due to investment adviser	28,876
Redemptions payable	226,867

Total liabilities	255,743

NET ASSETS	$58,519,601

NET ASSETS REPRESENTED BY:
Capital stock, $.10 par value	$568,106
Additional paid-in capital	56,575,192
Net unrealized appreciation on investments	1,222,942
Accumulated net realized gain on investments	153,361

NET ASSETS	$58,519,601

NET ASSET VALUE PER OUTSTANDING SHARE	$10.30

(Offering and Redemption Price)

SHARES OF CAPITAL STOCK:
Authorized	100,000,000
Outstanding	5,681,058

(1) Cost of investments in securities	$56,540,856

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2010

INVESTMENT INCOME:
Interest	$2,266,664
Income from securities lending	92

Total income	2,266,756

EXPENSES:
Management fees	301,472

NET INVESTMENT INCOME	1,965,284

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain on investments	205,187
Change in net unrealized appreciation on investments	1,135,833

Net realized and unrealized gain on investments	1,341,020

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,306,304

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

STATEMENT OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2010 AND 2009

	2010	2009

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,965,284	$1,957,738
Net realized gain on investments	205,187	294,217
Change in net unrealized appreciation on investments	1,135,833	1,837,824

Net increase in net assets resulting from operations	3,306,304	4,089,779

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,852,778)	(1,885,347)
From net realized gains	(406,467)

Total distributions	(2,259,245)	(1,885,347)

SHARE TRANSACTIONS:
Net proceeds from sales of shares	47,807,766	31,541,576
Reinvestment of distributions	2,259,245	1,885,347
Redemptions of shares	(41,768,626)	(22,015,527)

Net increase in net assets resulting from share transactions	8,298,385	11,411,396

Total increase in net assets	9,345,444	13,615,828

NET ASSETS:
Beginning of period	49,174,157	35,558,329

End of period	$58,519,601	$49,174,157

OTHER INFORMATION:

SHARES:
Sold	4,620,196	3,196,581
Issued in reinvestment of distributions	219,290	191,045
Redeemed	(4,053,845)	(2,226,733)

Net increase	785,641	1,160,893

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

FINANCIAL HIGHLIGHTS

Selected data for a share of capital stock of the portfolio for the periods indicated are as follows:

	Year Ended December 31,
	2010	2009	2008	2007	2006

Net Asset Value, Beginning of Period	$10.04	$9.52	$9.91	$9.89	$9.74

Income from Investment Operations

Net investment income	0.38	0.42	0.42	0.44	0.40
Net realized and unrealized gain (loss)	0.34	0.52	(0.39)	0.02	0.15

Total Income From Investment Operations	0.72	0.94	0.03	0.46	0.55

Less Distributions

From net investment income	(0.38)	(0.42)	(0.42)	(0.44)	(0.40)
From net realized gains	(0.08)

Total Distributions	(0.46)	(0.42)	(0.42)	(0.44)	(0.40)

Net Asset Value, End of Period	$10.30	$10.04	$9.52	$9.91	$9.89

Total Return ±	7.20%	10.02%	0.33%	4.74%	5.78%

Net Assets, End of Period ($000)	$58,520	$49,174	$35,558	$35,598	$31,809

Ratio of Expenses to Average Net Assets	0.60%	0.60%	0.60%	0.60%	0.60%

Ratio of Net Investment Income to Average Net Assets	3.91%	4.55%	4.13%	4.62%	4.23%

Portfolio Turnover Rate	52.77%	56.49%	49.38%	37.95%	77.87%

±	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.

See notes to financial statements.

MAXIM SERIES FUND, INC.

MAXIM SHORT DURATION BOND PORTFOLIO

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2010

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Maxim Series Fund, Inc. (the Fund) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. The Fund presently consists of sixty portfolios; six of which became effective with the Securities and Exchange Commission on December 31, 2010, but were not yet capitalized. Interests in the Maxim Short Duration Bond Portfolio (the Portfolio) are included herein and are represented by a separate class of beneficial interest of the Fund. The investment objective of the Portfolio is to seek maximum total return that is consistent with preservation of capital and liquidity. The Portfolio is diversified as defined in the 1940 Act. The Portfolio is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies (variable insurance contracts), to individual retirement account (IRA) owners, to qualified retirement plans and college savings programs, and to asset allocation portfolios that are series of the fund.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of the Portfolio’s shares is determined by dividing the net assets attributable to the Portfolio by the number of issued and outstanding shares of the Portfolio on each business day.

Security Valuation

The value of assets in the Portfolio is determined as of the close of trading on each valuation date.

Short-term securities with a maturity of 60 days or less are valued on the basis of amortized cost, which approximates fair value.

Fixed income investments are normally valued on the basis of quotations from brokers or dealers or pricing services, which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Independent pricing services are utilized when possible and approved by the Board of Directors. In some instances valuations from independent pricing services are not available or do not reflect significant events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. Developments that might be considered significant events to trigger fair value pricing could be natural disasters, government actions or significant fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Fixed Income:

Corporate Bonds and Notes; Government and Government Agency Bonds and Notes (Domestic and Foreign)	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.

Commercial Mortgage Backed; Residential Mortgage Backed; Asset Backed Obligations	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include new issue data, monthly payment information, collateral performance, and third party real estate analysis.

Short Term Investments:	Amortized cost.

The Portfolio classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Portfolio’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Valuations based on unadjusted quoted prices for identical securities in active markets.

Level 2 – Valuations based on either directly or indirectly observable inputs. These may include quoted prices for similar assets in active markets.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

As of December 31, 2010, 100% of the Portfolio’s investments are valued using Level 2 inputs. A breakdown of the Portfolio’s sector and industry classifications is included in the Schedule of Investments. The Portfolio recognizes transfers between the levels as of the beginning of the quarter in which the transfer occurred. There were no significant transfers between Levels 1 and 2 during the year.

The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2010:

Description	Corporate Bonds and Notes
Beginning Balance, January 1, 2010	$299,283
Total realized gain (or losses)	-
Total unrealized gain (or losses) relating to instruments not held at reporting date	-
Total unrealized gain (or losses) relating to instruments still held at reporting date	-
Purchases, sales and corporate actions	-
Transfers into (out of) Level 3‡	(299,283)

Ending Balance, December 31, 2010	$0

‡ Transfers out of Level 3 are due primarily to increased observability of inputs in valuation methodologies.

Risk Factors

Investing in the Portfolio may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Portfolio. These events may have adverse effects on the Portfolio such as a decline in the value and liquidity of many securities held by the Portfolio, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Portfolio’s ability to achieve its investment objective.

The Portfolio may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Portfolio to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Fixed income securities are subject to credit risk, which is the possibility that a security could have its credit rating downgraded or that the issuer of the security could fail to make timely payments or default on payments of interest or principal. Additionally, fixed income securities are subject to interest rate risk, meaning the decline in the price of debt securities that accompanies a rise in interest rates. Bonds with longer maturities are subject to greater price fluctuations than bonds with shorter maturities.

The Portfolio invests in bonds which are rated below investment grade. These high yield bonds may be more susceptible than higher grade bonds to real or perceived adverse economic or industry conditions. The secondary market, on which high yield bonds are traded, may also be less liquid than the market for higher grade bonds.

Restricted and Illiquid Securities

The Portfolio may own certain investment securities which are restricted as to resale under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. Aggregate cost, fair value and percent of net assets of these restricted securities held at December 31, 2010 were $7,212,788, $7,240,509 and 12.37%, respectively.

The Portfolio may own certain investment securities that have been deemed illiquid because no quoted market exists. These securities are valued after giving due consideration to pertinent factors including recent private sales, market conditions, and the issuer’s financial performance. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term. Aggregate cost, fair value and percent of net assets of these illiquid securities held at December 31, 2010 were $1,160,505, $671,025 and 1.15%, respectively.

Repurchase Agreements

The Portfolio may engage in repurchase agreement transactions with institutions that the Portfolio’s investment advisor has determined are creditworthy. The Portfolio, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Portfolio’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its rights.

The Portfolio, along with certain other portfolios in Maxim Series Fund, Inc., may invest in repurchase agreement transactions that are jointly collateralized by various U.S. Treasury or Agency obligations.

Dividends

Dividends from net investment income of the Portfolio, if any, are declared and paid quarterly. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Portfolio, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold is determined on a specific lot selection.

Interest income, including amortization of discounts and premiums, is recorded daily.

Federal Income Taxes

The Portfolio complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and distributes substantially all of its net taxable income and net capital gains each year. The Portfolio is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the year ended December 31, 2010, the Portfolio does not have a liability for any unrecognized tax benefits. The Portfolio recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Portfolio did not incur any interest or penalties.

The Portfolio is not subject to examination by U.S. federal tax authorities for tax years before 2007, or state tax authorities for tax years before 2006.

Under the Regulated Investment Company Modernization Act of 2010 (the Act), net capital losses recognized after December 31, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. Under the law in effect prior to the Act, net capital losses were carried forward for eight years and treated as short-term. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

Classification of Distributions to Shareholders

The character of distributions made during the year from net investment income or net realized gains are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America.

Application of Recent Accounting Pronouncements

In January 2010, the FASB issued ASU No. 2010-06 “Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements” (ASU No. 2010-06). ASU No. 2010-06 provides for disclosure of significant transfers in and out of the fair value hierarchy Levels 1 and 2, and the reasons for these transfers. In addition, ASU No. 2010-06 provides for separate disclosure about purchases, sales, issuances and settlements in the Level 3 hierarchy roll forward activity. ASU No. 2010-06 is effective for interim and annual periods beginning after December 31, 2009 except for the provisions relating to purchases, sales, issuances and settlements of Level 3 investments, which are effective for fiscal years beginning after December 15, 2010. The Portfolio adopted the disclosure provisions of ASU 2010-06 for its fiscal year beginning January 1, 2010 and will adopt the Level 3 purchase, sales, issuances and settlement provisions for its fiscal year beginning January 1, 2011. The adoption of ASC No. 2010-06 did not have an impact on the Portfolio’s financial position or the results of its operations.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment advisory agreement with GW Capital Management, LLC, doing business as Maxim Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to the Fund, the investment adviser receives monthly compensation at the annual rate of 0.60% of the average daily net assets of the Portfolio. The management fee encompasses fund operation expenses.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Portfolio. FASCore, LLC, a wholly-owned subsidiary of GWL&A, performs transfer agent servicing functions for the Portfolio.

The total compensation paid to the independent directors with respect to all fifty-four portfolios for which they serve as Directors was $261,000 for the year ended December 31, 2010. Certain officers of the Fund are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of the Fund receives any compensation directly from the Fund.

3.	PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2010, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $23,335,194 and $14,319,831, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $6,654,390 and $11,465,930, respectively.

4.	UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2010, the U.S. Federal income tax cost basis was $56,395,774. The Portfolio had gross appreciation of securities in which there was an excess of value over tax cost of $2,290,383 and gross depreciation of securities in which there was an excess of tax cost over value of $922,359 resulting in net appreciation of $1,368,024.

5.	SECURITIES LOANED

The Portfolio has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Portfolio receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Portfolio against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. Cash collateral is invested in securities approved by the Board of Directors. The Portfolio had no securities on loan as of December 31, 2010.

6.	DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended December 31, 2010 and 2009 were as follows:

	2010	2009
Distributions paid from:
Ordinary income	$2,076,391	$1,872,915
Long-term capital gains	182,854	12,432

	$2,259,245	$1,885,347

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$139
Undistributed capital gains	8,140

Net accumulated earnings	8,279

Net unrealized appreciation on investments	1,368,024
Capital loss carryforwards	-
Post-October losses	-

Tax composition of capital	$1,376,303

Investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income and or realized gains may differ from their ultimate characterization for federal income tax purposes. For the year ended December 31, 2010 the Portfolio reclassified permanent book and tax differences of $112,506 from undistributed net investment income to accumulated net realized gain on investments. This adjustment has no impact on net assets or the results of operations. Additionally, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of Maxim Series Fund, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Maxim Short Duration Bond Portfolio, one of the portfolios constituting the Maxim Series Fund, Inc. (the “Fund”) as of December 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Maxim Short Duration Bond Portfolio of the Maxim Series Fund, Inc. as of December 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Costa Mesa, California
February 25, 2011

Fund Directors and Officers

Maxim Series Fund, Inc. (“the Fund”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of the Fund’s business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting the Fund, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 60 portfolios, each of which is a series of the Fund. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of the Fund.

Independent Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Sanford Zisman** (1939) 1982	Attorney, Law Firm of Zisman & Ingraham, P.C.
Gail H. Klapper (1943) 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum	Director, Guaranty Bancorp
Stephen G. McConahey (1943)	Chairman, SGM Capital, LLC

(2011)

*A Director who is not an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**Mr. Zisman serves as lead Independent Director of the Fund.

Interested Directors*
Name (Year of Birth) Length of Time Served	Principal Occupation(s) During Past Five Years	Directorships of Other Public Companies
Mitchell T.G. Graye (1955) 2000 (as Director) 2008 (as Chairman)

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Charles P. Nelson (1961) 2008

Executive Vice President, Retirement Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation, EMJAY Retirement Plan Services, Inc. and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, MCM

*An “Interested Director” refers to a Director who is an “interested person” of the Fund (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either the Fund or MCM.

Officers
Name (Year of Birth) Title Length of Time Served	Principal Occupations During Past 5 Years
Mitchell T.G. Graye (1955) President 2008

President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, First Great-West Life & Annuity Insurance Company, and GWL&A Financial Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company and The Crown Life Insurance Company

Mary C. Maiers

(1967)

Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer

2008 (as Treasurer and Investment Operations Compliance Officer)

2010 (as Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer)

Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Vice President and Investment Compliance Officer, GWFS Equities, Inc.; Chief Financial Officer, Treasurer, and Investment Operations Compliance Officer, MCM

Beverly A. Byrne (1955) Chief Legal Counsel & Chief Compliance Officer 1997 (as Secretary) 2004 (as Chief Compliance Officer)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and First Great-West Life & Annuity Insurance Company; Secretary and Chief Compliance Officer, Advised Assets Group, LLC and GWFS Equities, Inc.; Secretary and Compliance Officer, EMJAY Corporation and EMJAY Retirement Plan Services, Inc.; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, MCM

Additional information about the Fund and its Directors is available in the Fund’s Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Maxim Series Fund, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.maximfunds.com.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM  2. CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

ITEM  3. AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees.    The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $390,120 for fiscal year 2009 and $418,850 for fiscal year 2010.

(b)

Audit-Related Fees.    The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2009 and $84,800 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees.    The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $144,625 for fiscal year 2009 and $238,700 for fiscal year 2010. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees.    There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services.    The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to the Fund by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for the Fund if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for the Fund that is responsible for the financial reporting or operations of the Fund was employed by those auditors and participated in any capacity in an audit of the Fund during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services.    The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to the Fund by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that the Fund’s auditors will not provide the following non-audit services to the Fund: (a) bookkeeping or other services related to the accounting records or financial statements of the Fund; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities.    The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of the Fund (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by the Fund’s auditors to (a) the Fund’s investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund.4 The Audit Committee may approve audit and non-audit

1 No pre-approval is required as to non-audit services provided to the Fund if: (a) the aggregate amount of all non-audit services provided to the Fund constitute not more than 5% of the total amount of revenues paid by the Fund to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to the Fund, the Fund's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to the Fund; (b) these services were not recognized by the Fund at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Fund sub-adviser that primarily provides portfolio management services and is under the services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation.    The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)	(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2009 equaled $985,800 and for fiscal year 2010 equaled $1,060,100.

(h)

The registrant’s Audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  INVESTMENTS.

(a) The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

direction of another investment adviser and is not affiliated with the Fund's primary investment adviser.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.  PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)        (1) Code of Ethics required by Item 2 of Form N-CSR is incorporated by reference to Post-Effective Amendment No. 105 to the Registrant’s Registration Statement on Form N-1A, filed April 30, 2010 (File No. 2-75503).

     (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

     (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MAXIM SERIES FUND, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date:	February 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye President and Chief Executive Officer

Date:	February 23, 2011

By:	/s/ M.C. Maiers
M.C. Maiers Chief Financial Officer, Treasurer and Investment Operations Compliance Officer

Date:	February 23, 2011